Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Schedule of property, plant and equipment
		December 31, 2023			December 31, 2022
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
IT equipment	10%-33%	83,461	(61,849)	21,612	80,263	(43,294)	36,969
Furniture, equipment and fittings	10%-33%	54,986	(32,739)	22,247	60,920	(36,818)	24,102
Property, buildings and improvements	5%-20%	54,372	(43,555)	10,817	53,027	(40,381)	12,646
In progress	-	16,765	-	16,765	4,494	-	4,494
Right of use assets	12%	178,940	(98,932)	80,008	257,034	(137,948)	119,086
Land	-	43	-	43	391	-	391
Total		388,567	(237,075)	151,492	456,129	(258,441)	197,688

Schedule of changes in property, plant and equipment
	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress(ii)	Right of use assets (i)	Land	Total
As of December 31, 2021	16,615	8,390	17,872	677	141,737	391	185,682
Additions	35,086	21,571	657	3,829	12,002	-	73,145
Additions through business combinations	54	12	-	6	-	-	72
Disposals / Cancelled contracts	-	(6)	-	(18)	(3,796)	-	(3,820)
Depreciation	(15,727)	(5,379)	(5,428)	-	(30,857)	-	(57,391)
Transfers	941	(486)	(455)	-	-	-	-
As of December 31, 2022	36,969	24,102	12,646	4,494	119,086	391	197,688
Additions	2,673	2,298	-	16,565	23,871	-	45,407
Additions through business combinations	-	613	183	-	-	-	796
Disposals / Cancelled contracts	(2)	(1,029)	(586)	-	(32,348)	(348)	(34,313)
Depreciation	(18,028)	(3,737)	(5,720)	-	(30,601)	-	(58,086)
Transfers	-	-	4,294	(4,294)	-	-	-
As of December 31, 2023	21,612	22,247	10,817	16,765	80,008	43	151,492

(i)	In 2023, the addition of right of use of R$ 23,871 is substantially referred to recognition of a new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo course”), see the corresponding lease liabilities in note 17.
(ii)	In 2023, refers to improvements made to the new leased property to offer Anglo courses.